Equity-Accounted Joint Ventures	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Joint Ventures	Equity-Accounted Joint Ventures
a)A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2022			As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	Newbuildings on order	2022 $	2021 $
Angola Joint Venture (i)	33%	4	-	-	124,592	102,477
Bahrain LNG Joint Venture (ii)	30%	-	1	-	92,655	57,277
Excalibur Joint Venture (iii)	50%	-	-	-	—	10,418
Exmar LPG Joint Venture (iv)	50%	19	-	2	130,073	138,751
MALT Joint Venture (v)	52%	6	-	-	279,561	361,550
Pan Union Joint Venture (vi)	20%-30%	4	-	-	86,842	81,570
RasGas III Joint Venture (vii)	40%	4	-	-	125,701	109,866
Yamal LNG Joint Venture (viii)	50%	6	-	-	407,732	296,065
Other	50%	—	—	—	8	—
		43	1	2	1,247,164	1,157,974
Less credit loss provision					(2,900)	(4,100)
Total investments in and advances to equity-accounted joint ventures, net					1,244,264	1,153,874
Less current portion of advances to equity-accounted joint ventures, net					—	(17,500)
Investments in and advances to equity-accounted joint ventures, net					1,244,264	1,136,374

(i)Angola Joint Venture
As at December 31, 2022, the Company has a 33% ownership interest in an LNG-related joint venture with NYK (33%) and Mitsui & Co. Ltd. (34%) (or the Angola Joint Venture). The Angola Joint Venture owns four 160,400-cubic meter LNG carriers.
The Company has guaranteed its 33% share of the secured loan facilities and interest rate swaps of the Angola Joint Venture for which the aggregate principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2022 was $157.5 million (December 31, 2021 – $181.6 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2022 was $nil (December 31, 2021 – $0.2 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
(ii)Bahrain LNG Joint Venture
In December 2015, the Company (30%) entered into a joint venture agreement with the Kingdom of Bahrain's Ministry of Oil and Gas (formerly National Oil & Gas Authority) (30%), Gulf Investment Corporation (24%) and Samsung C&T (16%) to form the Bahrain LNG Joint Venture, for the development of an LNG receiving and regasification terminal in Bahrain. The LNG terminal includes an offshore LNG receiving jetty and breakwater, an adjacent regasification platform, subsea gas pipelines from the platform to shore, an onshore gas receiving facility, and an onshore nitrogen production facility with a total LNG terminal capacity of 800 million standard cubic feet per day and is owned and operated under a 20-year customer contract. In addition, the Company has supplied an FSU in connection with this terminal commencing in September 2018 through a 21-year time-charter contract with the Bahrain LNG Joint Venture.
As at December 31, 2022 and 2021, the Company had advanced $73.4 million to the Bahrain LNG Joint Venture. These advances bear interest at 6.0%. For the years ended December 31, 2022, 2021 and 2020, the interest earned on these loans amounted to $5.1 million, $4.8 million, and $4.6 million, respectively, and was included in interest income in the Company’s consolidated statements of income. As at December 31, 2022 and 2021, the interest receivable on these advances was $15.1 million and $10.0 million, respectively. These amounts are included in the table above.
(iii)Excalibur Joint Venture
In September 2022, the Company sold its 50% ownership interest in an LNG-related joint venture with Exmar NV (or Exmar) (or the Excalibur Joint Venture) which owns one LNG carrier that was included in the Company's LNG segment. At the time of the sale, the Company's ownership interest had a net book value $5.3 million. The Company received net proceeds of $8.8 million, resulting in a gain on sale of $3.5 million, which was included in equity income for the year ended December 31, 2022 in the Company's consolidated statement of income.
During the year ended December 31, 2021, the Company recognized a $30.0 million write-down on its investment in the Excalibur Joint Venture, in expectation of this sale. The write-down was recorded in equity income on the Company‘s consolidated statement of income for the year ended December 31, 2021. The estimated fair value of the Company’s investment in the Excalibur Joint Venture was primarily based upon the expected sales price of the Excalibur LNG carrier, combined with the Excalibur Joint Venture’s working capital and floating-rate debt, whose fair values approximated their carrying values.
(iv)Exmar LPG Joint Venture
As at December 31, 2022, the Company has a 50% ownership interest in an LPG-related joint venture with Exmar (or the Exmar LPG Joint Venture). The Company has guaranteed its 50% share of secured loan facilities and four finance leases in the Exmar LPG Joint Venture for which the aggregate principal amount of the secured loan facilities and finance leases as at December 31, 2022 was $216.2 million (December 31, 2021 – $228.2 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2022 was $0.7 million (December 31, 2021 – $1.0 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
As at December 31, 2021, the Company had advanced $32.3 million to the Exmar LPG Joint Venture, which bore interest at LIBOR plus 0.50%. These advances were repaid in full during the year ended December 31, 2022. For the years ended December 31, 2022, 2021 and 2020, the interest earned on these advances amounted to $0.7 million, $0.2 million and $0.8 million and is included in interest income in the Company's consolidated statements of income. As at December 31, 2022 and 2021, the interest receivable on these advances was $nil.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Exmar LPG Joint Venture's net assets was substantially attributed to the value of the vessels and charter agreements of the Exmar LPG Joint Venture and goodwill in accordance with the finalized purchase price allocation. At December 31, 2022, the unamortized amount of the basis difference was $15.3 million (December 31, 2021 – $17.4 million).
(v)MALT Joint Venture
As at December 31, 2022, the Company has a 52% ownership interest in an LNG-related joint venture with Marubeni Corporation (or the MALT Joint Venture). Since control of the MALT Joint Venture is shared jointly between Marubeni and the Company, the Company accounts for its investment in the MALT Joint Venture using the equity method. The Company has guaranteed its 52% share of certain of the MALT Joint Venture's secured loan facilities and interest rate swaps, for which the principal amount of the secured loan facilities and fair value of the interest rate swaps as at December 31, 2022 was $108.6 million (December 31, 2021 – $123.1 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2022 and 2021 was $0.1 million and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.
The Company recognized an impairment of its investment in the MALT Joint Venture of $86.9 million, which was included in equity income for the year ended December 31, 2022 in the Company's consolidated statement of income. The impairment was the result of the Company's updated expectations about future investments via the MALT Joint Venture as well as the uncertainty surrounding the future of the Balhaf LNG plant in Yemen as it relates to the two vessels of the MALT Joint Venture that were previously servicing this plant. The MALT Joint Venture is part of the Company's LNG Segment. The Company used a discounted cash flow approach to value its investment in the MALT Joint Venture. The significant unobservable inputs used within the valuation consisted of a revenue assumption of $70,300 per day per vessel for periods beyond existing customer contracts and a discount rate of 8.0%. As a result of the impairment, the Company's proportionate share of the carrying value of the MALT Joint Venture's net assets exceeds the Company's carrying value of its investment in the MALT Joint Venture, which has been attributed to vessels of the MALT Joint Venture. At December 31, 2022, the unamortized amount of the basis difference was $78.5 million.
(vi)Pan Union Joint Venture
As at December 31, 2022, the Company has a 30% ownership interest in two LNG carriers, the Pan Asia and the Pan Americas, and a 20% ownership interest in two LNG carriers, the Pan Europe and the Pan Africa, through its Pan Union Joint Venture.
On initial acquisition, the basis difference between the Company's investment and the carrying value of the Pan Union Joint Venture's net assets was substantially attributed to ship construction support agreements and the time-charter contracts. At December 31, 2022, the unamortized amount of the basis difference was $8.9 million (December 31, 2021 – $9.4 million).
(vii)RasGas III Joint Venture
As at December 31, 2022, the Company has a 40% ownership interest in the RasGas III Joint Venture, and the remaining 60% is held by Qatar Gas Transport Company Ltd.
(viii)Yamal LNG Joint Venture
As at December 31, 2022, the Company has a 50% ownership interest in the Yamal LNG Joint Venture, which has six icebreaker LNG carriers that carry out international transportation of LNG for a project located on the Yamal Peninsula in Northern Russia.
The Company has guaranteed its 50% share of a secured loan facility and interest rate swaps in the Yamal LNG Joint Venture for which the aggregate principal amount of the loan facility and fair value of the interest rate swaps as at December 31, 2022 was $660.8 million (December 31, 2021 – $736.7 million). As a result, the Company has recorded a guarantee liability. The carrying value of the guarantee liability as at December 31, 2022 was $0.5 million (December 31, 2021 – $1.5 million) and is included as part of other long-term liabilities in the Company’s consolidated balance sheets.

b)The Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture are considered VIEs; however, the Company is not the primary beneficiary and therefore, the Company has not consolidated these entities. The Company’s exposure to loss as a result of its investment in the Angola Joint Venture, the Bahrain LNG Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture is the amount it has invested in and advanced to these joint ventures, which are $124.6 million, $92.7 million, $125.7 million and $407.7 million, respectively, as at December 31, 2022. In addition, the Company provides an owner's guarantee in respect of the charters for the Angola Joint Venture, the RasGas III Joint Venture, and the Yamal LNG Joint Venture; and guarantees the credit facilities and interest rate swaps of the Angola Joint Venture and the Yamal LNG Joint Venture as described above.
c)The following tables present aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture and the basis differences created by the impairment of the investment in MALT Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture (until its sale in September 2022), the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and the recognition of the other-than-temporary impairment of the Company's investment of the MALT Joint Venture (2022) and the Excalibur Joint Venture (2021).

	December 31, 2022 $	December 31, 2021 $
Cash and restricted cash – current	396,578	460,342
Other assets – current	291,723	208,029
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	2,530,838	1,825,562
Net investments in direct financing and sales-type leases – non-current	4,173,688	5,103,376
Other assets – non-current	435,325	255,270
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	1,152,742	611,180
Other liabilities – current	160,915	250,753
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	3,671,995	4,551,612
Other liabilities – non-current	162,893	220,454

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Voyage revenues	998,412	990,703	1,008,112
Income from vessel operations	589,595	572,985	584,685
Realized and unrealized gain (loss) on non-designated derivative instruments:
Bahrain LNG Joint Venture	80,359	22,376	(68,563)
Other equity-accounted joint ventures	31,418	4,367	(26,197)
Net income	494,999	342,068	152,144

d)As described in Note 7a, the Company guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for certain of its equity-accounted joint ventures. As at December 31, 2022, with the exception of debt service coverage ratio breaches for two of the vessels in the Angola Joint Venture, all of the Company's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities that the Company guarantees. The Angola Joint Venture expects to obtain a waiver for the covenant requirements that were not met at December 31, 2022, with such waiver being valid until the next compliance test at June 30, 2023, similar to the waivers obtained in March 2022 and October 2022.